3. STOCKHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Assumptions for fair value of options granted
Year Ended
June 30, 2016
Assumptions:
Option life	5.5 years
Risk-free interest rate	1.01%
Stock volatility	188%
Dividend yield	0
Weighted average fair value of grants	$0.49

Stock option activity
	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at July 1, 2014	409,087	$4.41	6.27 years
Grants	714,000	$0.75
Cancellations	(44,008)	$18.04
Outstanding at June 30, 2015	1,079,079	$1.43	8.46 years
Grants	160,000	$0.49
Cancellations	(103,079)	$7.03
Outstanding at June 30, 2016	1,136,000	$0.79	8.00 years

Stock options outstanding by exercise price ranges
Range of Exercise Prices	Number of Shares	Weighted-Average Remaining Contractual Life (years)	Weighted-Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted-Average Exercise Price
$0.27	40,000	4.79	$0.27	40,000	$0.27
$0.48	60,000	9.50	$0.48	20,000	$0.48
$0.50	100,000	8.73	$0.50	20,000	$0.50
$0.55	37,000	5.36	$0.55	37,000	$0.55
$0.73	603,000	8.63	$0.73	402,000	$0.73
$0.85	9,000	6.26	$0.85	9,000	$0.85
$0.90	9,000	7.26	$0.90	9,000	$0.90
$0.95	65,000	7.78	$0.95	65,000	$0.95
$1.20	207,800	5.42	$1.20	207,800	$1.20
$1.25	1,200	2.15	$1.25	1,200	$1.25
$1.35	1,200	3.15	$1.35	1,200	$1.35
$6.25	1,600	0.16	$6.25	1,600	$6.25
$7.75	1,200	1.16	$7.75	1,200	$7.75
$0.27–$7.75	1,136,000	7.74	$0.79	815,000	$0.85

Range of Exercise Prices	Number of Shares	Weighted-Average Remaining Contractual Life (years)	Weighted-Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted-Average Exercise Price
$0.27	40,000	5.04	$0.27	40,000	$0.27
$0.48	60,000	9.75	$0.48	20,000	$0.48
$0.50	100,000	8.98	$0.50	0	$0.50
$0.55	37,000	5.62	$0.55	37,000	$0.55
$0.73	603,000	8.88	$0.73	402,000	$0.73
$0.85	9,000	6.51	$0.85	9,000	$0.85
$0.90	9,000	7.51	$0.90	9,000	$0.90
$0.95	65,000	8.03	$0.95	53,333	$0.95
$1.20	207,800	5.67	$1.20	207,800	$1.20
$1.25	1,200	2.41	$1.25	1,200	$1.25
$1.35	1,200	3.40	$1.35	1,200	$1.35
$6.25	1,600	0.41	$6.25	1,600	$6.25
$7.75	1,200	1.41	$7.75	1,200	$7.75
$0.27–$7.75	1,136,000	8.00	$0.79	783,333	$0.86